Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
Schedule of Lease Liabilities

Carrying amount of lease liabilities is as follows:

	December 31, 2023	December 31, 2024
	RM	RM	US$
At beginning of the year	744,959	1,255,340	280,811
Additions	886,093	-	-
Finance cost	30,288	30,413	6,803
Payment	(406,000)	(749,373)	(167,630)
At end of the year	1,255,340	536,380	119,984

Lease liabilities:
- Not later than one year	710,367	368,501	82,431
- More than one year to five years	544,973	167,879	37,553
	1,255,340	536,380	119,984

Schedule of Amount Recognized in Profit or Loss

Amount recognized in profit or loss as is follows:

	December 31, 2023	December 31, 2024
	RM	RM	US$
Depreciation of right-of-use asset	424,837	664,498	148,644
Interest expense on lease liabilities	30,288	30,413	6,803
Lease expense not capitalised in lease liabilities:
- Expense relating to short-term leases	232,081	449,408	100,530
Total amount recognised in profit or loss	687,206	1,144,319	255,977